NOTE 5 - PROPERTY AND EQUIPMENT (Details Narrative) (Annual Report) (Annual Report [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Depreciation Expense	$ 2,797	$ 5,997